UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   12-31-06

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            02-05-07

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              28

Form 13F Information Table Value Total:                          846,378
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                      FORM 13F INFORMATION TABLE

                                                               SHRS OR
                                                               PRN AMT;
                             TITLE                             SH/PRN;
        NAME OF ISSUE       OF CLASS     CUSIP      (X$1000)   PUT/CALL   DISCRETION MANAGERS    VOTING AUTHORITY
                                                                                                SOLE   SHARED   NONE
Accredited Home Lendrs Hldg    Com     00437P107      11,628   425,150SH   SOLE      N/A       342,560  0      82,590
Affiliated Managers Group      Com     008252108      48,870   464,850SH   SOLE      N/A       366,144  0      98,706
Allied Cap Corp New            Com     01903Q108      24,555   751,367SH   SOLE      N/A       564,009  0     187,358
American Capital Strategies    Com     024937104      35,948   777,086SH   SOLE      N/A       594,916  0     182,170
Ambac Finl Group Inc           Com     023139108      43,150   484,448SH   SOLE      N/A       387,625  0      96,823
Barrett Bill Corp              Com     06846N104      16,946   622,790SH   SOLE      N/A       514,450  0     108,340
Commerce Bancorp Inc NJ        Com     200519106      36,771 1,042,561SH   SOLE      N/A       827,070  0     215,491
Countrywide Financial Corp     Com     222372104      63,769 1,502,215SH   SOLE      N/A      1,162,75  0     339,462
Fidelity National Financial    Cl A    31620R105      30,681 1,284,780SH   SOLE      N/A      1,034,91  0     249,862
Fidelity Natl Information S    Com     31620M106      20,474   510,705SH   SOLE      N/A       413,273  0      97,432
General Growth Pptys Inc       Com     370021107      21,350   408,760SH   SOLE      N/A       344,320  0      64,440
Gladstone Capital Corp         Com     376535100       1,733    72,622SH   SOLE      N/A        64,162  0       8,460
Gladstone Coml Corp            Com     376536108         794    39,415SH   SOLE      N/A        36,015  0       3,400
HCC Ins Hldgs Inc              Com     404132102      38,007 1,184,395SH   SOLE      N/A       946,283  0     238,112
iStar Finl Inc                 Com     45031U101      33,600   702,643SH   SOLE      N/A       575,278  0     127,365
JP Morgan Chase & Co           Com     46625H100      35,837   741,974SH   SOLE      N/A       599,734  0     142,240
Kimco Realty Corp              Com     49446R109      34,416   765,642SH   SOLE      N/A       605,468  0     160,174
Kinder Morgan Inc Kans         Com     49455P101      11,911   112,632SH   SOLE      N/A        96,662  0      15,970
Level 3 Communications Inc     Com     52729N100      34,256 6,117,138SH   SOLE      N/A      4,794,23  0   1,322,900
MBIA Inc                       Com     55262C100      42,429   580,746SH   SOLE      N/A       464,168  0     116,578
Nabors Industries Ltd          Shs     G6359F103      34,969 1,174,230SH   SOLE      N/A       932,462  0     241,768
NCI Building Sys Inc           Com     628852105      13,561   262,043SH   SOLE      N/A       187,789  0      74,254
Nucor Corp                     Com     670346105      37,324   682,848SH   SOLE      N/A       548,728  0     134,120
Pulte Homes Inc                Com     745867101      28,667   865,550SH   SOLE      N/A       699,470  0     166,080
Radian Group Inc               Com     750236101      36,465   676,413SH   SOLE      N/A       536,800  0     139,613
Suncor Energy Inc              Com     867229106      27,353   346,637SH   SOLE      N/A       275,630  0      71,007
Triad Gty Inc                  Com     895925105      31,776   579,117SH   SOLE      N/A       460,113  0     119,004
Wells Fargo & Co New           Com     949746101      49,138 1,381,842SH   SOLE      N/A      1,101,33  0     280,512
